Cover	Jul. 25, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 25, 2025
Entity Registrant Name	ChargePoint Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39004
Entity Tax Identification Number	84-1747686
Entity Address, Address Line One	240 East Hacienda Avenue
Entity Address, City or Town	Campbell
Entity Address, State or Province	CA
Current Fiscal Year End Date	--01-31
Entity Address, Postal Zip Code	95008
City Area Code	408
Local Phone Number	841-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	CHPT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001777393
Amendment Flag	false